FINANCIAL INSTRUMENTS (Details 4) - USD ($)	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
IfrsStatementLineItems [Line Items]
Cash	$ 8,858,247	$ 1,582,384	$ 1,114,033	$ 217,788
Accounts receivable	2,109,424	1,643,959
Warrants asset	1,361,366
Business acquisition consideration payable	360,000	$ 360,000
Level 1 of fair value hierarchy [member] | Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Cash	8,858,247
Warrants asset
Level 1 of fair value hierarchy [member] | F V T P L [Member]
IfrsStatementLineItems [Line Items]
Cash
Warrants asset	1,361,366
Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	2,359,750
Debt	1,388,517
Convertible debentures	2,412,762
Business acquisition consideration payable	360,000
Level 2 of fair value hierarchy [member] | F V T P L [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Debt
Business acquisition consideration payable
Derivative liability	7,808,500
Level 2 of fair value hierarchy [member] | Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Accounts receivable	2,109,424
Level 2 of fair value hierarchy [member] | F V T P L [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable